VARIABLE INSURANCE FUNDS

                           BB&T Growth and Income Fund

                       Supplement dated December 19, 1997
                        to Prospectus dated June 1, 1997


     The following table is added to the Prospectus after the section captioned "Fund Expenses":

                              FINANCIAL HIGHLIGHTS

               The following table of selected financial information is included to assist investors in evaluating the performance of the Fund since its commencement of operations through November 30, 1997. This information has not been audited, and it should be read in conjunction with the Trust's financial statements relating to the Fund.

                                                                                        June 3, 1997
                                                                                             to
                      For a Share outstanding throughout the period:               November 30, 1997 (a)
                      ---------------------------------------------
                                                                                   -----------------------

                      Net Asset Value, Beginning of Period                         $      10.00
                                                                                   -----------------------

                      Investment Activities:
                               Net investment income                                        0.08
                               Net realized and unrealized gains from investments           1.52
                                                                                   -----------------------

                                      Total from investment activities                      1.60
                                                                                   -----------------------

                      Distributions:
                               Net investment income                                       (0.05)
                                                                                   -----------------------

                                      Total distributions                                  (0.05)
                                                                                   -----------------------

                      Net Asset Value, End of Period                               $       11.55
                                                                                   =======================

                      Total Return                                                         16.05%(c)

                      Ratios/Supplementary Data:
                               Net assets, at end of period (000)                             27,081
                               Ratio of net expenses to average net assets                   0.90%(d)
                               Ratio of net investment income to average net                 1.80%(d)
                                  assets*
                               Ratio of gross expenses to average net assets*                2.54%(d)
                               Ratio of gross investment income to average net
                               assets*                                                       0.16%(d)
                               Portfolio turnover                                            2.04%
                               Average commission rate paid(b)                     $         0.0708



                  *    During the period, certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
                  (a)  Period from commencement of operations.
                  (b)  Represents  the  dollar  amount  of  commission  paid  on portfolio  transactions  divided  by total  number  of  shares purchased  and  sold by the Fund for  which  commissions  were charged.
                  (c)  Not annualized.
                  (d)  Annualized.

                      INVESTORS SHOULD KEEP THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE